Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Sep. 30, 2022		Sep. 30, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0			$ 0			$ 0		$ 0
Common stock, shares authorized				Unlimited			Unlimited		Unlimited
Common stock, shares issued	2,206,014	[1]		2,206,014	[1]		1,932,604	[1]	1,103,010
Common stock, shares outstanding	2,206,014	[1]		2,206,014	[1]		1,932,604	[1]	1,103,010
Stockholders equity reverse stock split	60:1 reverse stock split		60:1 reverse stock split	60:1 reverse stock split		60:1 reverse stock split	60:1 reverse stock split

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)